Investment and Return - Schedule of Cash Resources and Other Financial Assets (Parenthetical) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Equity Investments included in financial assets at fair value through other comprehensive income		€ 244	€ 148
Movement of Equity Investments		31	(9)
Assets in trust fund benefit obligations		54	59
Non-current financial assets at amortised cost	[1]	220	247
Judicial Deposit [Member]
Disclosure of financial assets [line items]
Non-current financial assets at amortised cost		136	128
Bonds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at amortised cost		€ 56	€ 93

[1]	Current financial assets at amortised cost include short-term deposits with banks with maturities longer than three months and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposit of €136 million (2018: €128 million) and investments in bonds of €56 million (2018: €93 million).